Average Annual Total Returns - Mid Cap US Equity Select ETF	Mid Cap US Equity Select ETF 1 Year	Mid Cap US Equity Select ETF Since Inception	Mid Cap US Equity Select ETF Inception Date	Mid Cap US Equity Select ETF After tax on distributions 1 Year	Mid Cap US Equity Select ETF After tax on distributions Since Inception	Mid Cap US Equity Select ETF After tax on distributions and sale of fund shares 1 Year	Mid Cap US Equity Select ETF After tax on distributions and sale of fund shares Since Inception	Nasdaq Riskalyze US Mid Cap Index (reflects no deduction for fees, expenses or taxes) 1 Year	Nasdaq Riskalyze US Mid Cap Index (reflects no deduction for fees, expenses or taxes) Since Inception	Nasdaq US 600 Mid Cap Index (reflects no deduction for fees, expenses or taxes) 1 Year	Nasdaq US 600 Mid Cap Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	4.97%	7.66%	Jun. 20, 2017	4.30%	6.96%	2.88%	5.61%	5.50%	8.29%	18.72%	12.92%	13.66%	10.01%